Derivative Financial Instruments and Hedging (Tables)	6 Months Ended
Sep. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Effect of Components Excluded From the Assessment of Hedge Effectiveness on the Consolidated Statements of Income
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2024 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥14,454	¥12	¥0
Options held/written and other	0	0	28
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2025 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥491,447	¥0	Long-term Debt	¥28,220	¥0
Installment Loans	22,451	(92)	—	—	—

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the six months ended September 30, 2025 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥8,761	¥(4)	¥0
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at September 30, 2025 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥593,523	¥1,634	Long-term Debt	¥25,900	¥0
Installment Loans	6,646	(51)	—	—	—

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2025 and September 30, 2025 are as follows.
March 31, 2025

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥676,691	¥17,788	Other Assets	¥2,768	Other Liabilities

Options held/written and other	94,608	98	Other Assets	7,323	Other Liabilities

Futures, foreign exchange contracts	932,649	9,515	Other Assets	25,445	Other Liabilities

Foreign currency swap agreements	303,060	9,570	Other Assets	159	Other Liabilities

Foreign currency long-term debt	250,702	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥1,477	¥81	Other Assets	¥6	Other Liabilities

Options held/written and other	582,939	15,669	Other Assets	6,392	Other Liabilities

Futures, foreign exchange contracts*	1,592,590	11,449	Other Assets	13,942	Other Liabilities

Credit derivatives written	1,000	0	—	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥5,575 million and foreign exchange contracts of ¥2,205 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2025, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥38 million and ¥38 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥57 million and ¥11 million at March 31, 2025, respectively.

September 30, 2025

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥660,629	¥17,766	Other Assets	¥2,843	Other Liabilities

Options held/written and other	85,362	7	Other Assets	12,589	Other Liabilities

Futures, foreign exchange contracts	947,525	2,661	Other Assets	36,648	Other Liabilities

Foreign currency swap agreements	461,350	16,098	Other Assets	573	Other Liabilities

Foreign currency long-term debt	92,444	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥1,303	¥75	Other Assets	¥2	Other Liabilities

Options held/written and other	779,487	15,871	Other Assets	7,029	Other Liabilities

Futures, foreign exchange contracts*	1,496,880	31,552	Other Assets	14,706	Other Liabilities

Credit derivatives held/written	1,357	8	Other Assets	1	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥2,629 million and foreign exchange contracts of ¥1,662 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2025, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥1 million and ¥6 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥33 million and ¥42 million at September 30, 2025, respectively.

Credit Derivatives
The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2025 and September 30, 2025 are as follows.
March 31, 2025

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,000	Less than three years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2025.
September 30, 2025

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company *	¥1,000	Less than two years	¥(1)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of September 30, 2025.

Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative		Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(7,712)	¥0	¥(68)	¥0
Foreign exchange contracts	(803)	0	0	0
Foreign currency swap agreements	(4,906)	0	1,584	4,710
Options held/written and other	(2,193)	4	0	0
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative		Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(2,575)	¥0	¥(121)	¥0
Foreign exchange contracts	298	0	945	(4,017)
Foreign currency swap agreements	5,174	0	1,124	(2,906)
Options held/written and other	(6,469)	50	0	0

Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥138	¥40	¥(92)	¥(13)
Foreign exchange contracts	(22,854)	142	22,944	(237)
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥(36)	¥0	¥(62)
Foreign exchange contracts	5,252	630	(2,995)	(5,217)	1,380

Hedges of net investment in foreign operations
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥920	¥(790)	¥7,635
Borrowings and bonds in foreign currencies	(12,854)	0	0
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥356	¥9,890	¥7,109
Borrowings and bonds in foreign currencies	4,554	0	0

Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥8
Futures	(141)	0	1,259
Foreign exchange contracts	6,698	(10,630)	44,741
Credit derivatives held/written	0	0	0
Options held/written and other	0	0	(522)

*
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2024 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥33
Futures	(1,106)	0	2,513
Foreign exchange contracts	(3,070)	(2,436)	(11,733)
Credit derivatives held/written	0	0	(2)
Options held/written and other	0	0	95

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2025 (see Note 17 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.